OTHER FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other financial income (expenses), net [Abstract]
Interest expense	$ (196,175)	$ (125,376)	$ (46,737)
Finance expense	(196,175)	(125,376)	(46,737)
Interest income	297,820	255,009	75,145
Finance income	297,820	255,009	75,145
Net foreign exchange gain (loss)	(104,024)	98,037	(163,740)
Change in fair value of financial assets	(145,768)	1,899	78,309
Derivative contract results	12,329	(60,183)	(2,132)
Others	(58,396)	(45,932)	(10,978)
Other financial income (expenses), net	$ (295,859)	$ (6,179)	$ (98,541)